Loan receivable - Loans provided to LEVELAPP Ltd (Details) - USD ($) $ in Thousands	Oct. 26, 2023	Sep. 06, 2024	Feb. 16, 2024	Jun. 30, 2023	Jun. 20, 2023
LEVELAPP Ltd
Disclosure of associates [line items]
Loans and advances					$ 260
Percentage of registered shares pledged		10.00%		40.00%
LEVELAPP Ltd Tranche one [Member]
Disclosure of associates [line items]
convertible notes agreement	$ 678
Repayment of convertible notes agreement	$ 260
LEVELAPP Ltd Additional Tranche[Member]
Disclosure of associates [line items]
convertible notes agreement			$ 312